Investments (Securities Lending Remaining Tenor) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Securities Financing Transaction [Line Items]
Total	$ 20,114	$ 21,216
U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	19,359	20,149
Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	33
Foreign government
Securities Financing Transaction [Line Items]
Total	712	955
U.S. corporate
Securities Financing Transaction [Line Items]
Total	43	79
Open
Securities Financing Transaction [Line Items]
Total	4,480	7,485
Open | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	4,480	7,484
Open | Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	0
Open | Foreign government
Securities Financing Transaction [Line Items]
Total	0	0
Open | U.S. corporate
Securities Financing Transaction [Line Items]
Total	0	1
1 Month or Less
Securities Financing Transaction [Line Items]
Total	7,108	8,576
1 Month or Less | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	6,496	8,017
1 Month or Less | Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	12
1 Month or Less | Foreign government
Securities Financing Transaction [Line Items]
Total	569	469
1 Month or Less | U.S. corporate
Securities Financing Transaction [Line Items]
Total	43	78
1 to 6 Months
Securities Financing Transaction [Line Items]
Total	8,526	5,155
1 to 6 Months | U.S. Treasury and agency
Securities Financing Transaction [Line Items]
Total	8,383	4,648
1 to 6 Months | Agency RMBS
Securities Financing Transaction [Line Items]
Total	0	21
1 to 6 Months | Foreign government
Securities Financing Transaction [Line Items]
Total	143	486
1 to 6 Months | U.S. corporate
Securities Financing Transaction [Line Items]
Total	$ 0	$ 0